Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	5.74207%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,087,286.11

Principal:
Principal Collections	$38,354,258.54
Prepayments in Full	$17,006,390.91
Liquidation Proceeds	$328,525.05
Recoveries	$790.00
Sub Total	$55,689,964.50
Collections	$62,777,250.61

Purchase Amounts:
Purchase Amounts Related to Principal	$68,787.24
Purchase Amounts Related to Interest	$37.36
Sub Total	$68,824.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$62,846,075.21

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$62,846,075.21
Servicing Fee	$1,521,207.42	$1,521,207.42	$0.00	$0.00	$61,324,867.79
Interest - Class A-1 Notes	$797,709.35	$797,709.35	$0.00	$0.00	$60,527,158.44
Interest - Class A-2a Notes	$1,455,075.00	$1,455,075.00	$0.00	$0.00	$59,072,083.44
Interest - Class A-2b Notes	$1,526,433.61	$1,526,433.61	$0.00	$0.00	$57,545,649.83
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$54,769,124.83
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$54,383,278.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,383,278.16
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$54,142,436.66
Second Priority Principal Payment	$2,087,112.43	$2,087,112.43	$0.00	$0.00	$52,055,324.23
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$52,055,324.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,055,324.23
Regular Principal Payment	$177,731,278.33	$52,055,324.23	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$62,846,075.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,087,112.43
Regular Principal Payment					$52,055,324.23
Total					$54,142,436.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$54,142,436.66	$154.69	$797,709.35	$2.28	$54,940,146.01	$156.97
Class A-2a Notes	$0.00	$0.00	$1,455,075.00	$4.50	$1,455,075.00	$4.50
Class A-2b Notes	$0.00	$0.00	$1,526,433.61	$4.63	$1,526,433.61	$4.63
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$54,142,436.66	$29.39	$7,182,431.13	$3.90	$61,324,867.79	$33.29

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$179,818,390.76	0.5137668	$125,675,954.10	0.3590742
Class A-2a Notes	$323,350,000.00	1.0000000	$323,350,000.00	1.0000000
Class A-2b Notes	$330,000,000.00	1.0000000	$330,000,000.00	1.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,671,908,390.76	0.9076149	$1,617,765,954.10	0.8782231

Pool Information
Weighted Average APR	4.664%	4.671%
Weighted Average Remaining Term	54.64	53.85
Number of Receivables Outstanding	50,659	49,632
Pool Balance	$1,825,448,907.40	$1,769,504,148.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,683,876,847.63	$1,632,991,278.33
Pool Factor	0.9129625	0.8849828

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$136,512,870.62
Targeted Overcollateralization Amount	$173,354,846.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$151,738,194.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$186,796.71
(Recoveries)		1	$790.00
Net Loss for Current Collection Period			$186,006.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1223%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0003%
Second Prior Collection Period			0.0798%
Prior Collection Period			0.1587%
Current Collection Period			0.1242%
Four Month Average (Current and Prior Three Collection Periods)			0.0907%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		254	$559,647.16
(Cumulative Recoveries)			$790.00
Cumulative Net Loss for All Collection Periods			$558,857.16
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0280%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,203.34
Average Net Loss for Receivables that have experienced a Realized Loss			$2,200.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	207	$8,426,018.67
61-90 Days Delinquent	0.06%	21	$1,020,780.58
91-120 Days Delinquent	0.02%	6	$332,635.60
Over 120 Days Delinquent	0.00%	1	$60,912.23
Total Delinquent Receivables	0.56%	235	$9,840,347.08

Repossession Inventory:
Repossessed in the Current Collection Period		19	$841,532.07
Total Repossessed Inventory		31	$1,424,031.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0348%
Prior Collection Period			0.0592%
Current Collection Period			0.0564%
Three Month Average			0.0501%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0799%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	4

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	103	$4,887,929.83
2 Months Extended	134	$6,219,787.34
3+ Months Extended	30	$1,433,770.14

Total Receivables Extended	267	$12,541,487.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer